Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [Abstract]
Schedule of Provisions	(a)This balance is made up as follows:
	Workers’ profit-sharing (b)	Long-term incentive plan (c)	Quarry Rehabilitation provision (d)	Provision of legal contingencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

At January 1, 2022	24,269	22,513	11,036	3,090	60,908
Additions (b), note 20	32,161	8,272	-	1,368	41,801
Exchange difference	-	-	(495)	-	(495)
Unwinding of discounts, note 21	-	1,200	91	-	1,291
Change in estimate	-	-	2,745	-	2,745
Payments and advances	(25,097)	-	-	(2,182)	(27,279)
At December 31, 2022	31,333	31,985	13,377	2,276	78,971
Current portion	31,333	-	-	-	31,333
Non-current portion	-	31,985	13,377	2,276	47,638
	31,333	31,985	13,377	2,276	78,971

At January 1, 2023	31,333	31,985	13,377	2,276	78,971
Additions (b), note 20	35,258	7,632	-	-	42,890
Exchange difference	-	-	(292)	-	(292)
Unwinding of discounts, note 21	-	1,691	133	-	1,824
Change in estimate	-	-	4,458	-	4,458
Payments and advances	(32,263)	(11,625)	-	-	(43,888)
At December 31, 2023	34,328	29,683	17,676	2,276	83,963

Current portion	34,328	22,182	-	-	56,510
Non-current portion	-	7,501	17,676	2,276	27,453
	34,328	29,683	17,676	2,276	83,963

Schedule of Workers’ Profit Sharing	(b)Workers’ profit sharing -

In accordance with Peruvian legislation, the Group is obliged to pay its employees profit sharing of between 8% and 10% of annual taxable income. Distributions to employees under the plan are based 50% on the number of days that each employee worked during the preceding year and 50% on proportionate annual salary levels.

The workers’ profit sharing is recognized in the following line items:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Cost of sales, note 20	15,244	15,165	13,887
Administrative expenses, note 20	15,210	12,520	8,935
Selling and distribution expenses, note 20	3,804	3,287	2,227
Investment	1,000	1,189	116
	35,258	32,161	25,165